Organization and principal activities - Summary of results of operations and cash flows of VIE and subsidiaries (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 114,521	$ 16,130	¥ 116,128	$ 16,356	¥ 90,552	¥ 356,115
Restricted cash	486	68	132
Prepayments and other current assets	20,225	2,849	30,401
Total current assets	169,576	23,884	176,643
Non-current assets:
Property and equipment, net	1,433	202	14,947
Operating lease right-of-use assets	4,081	575	33,756
Intangible assets, net	17,941	2,527	23,947
Goodwill	37,785	5,322	37,785
Long-term investments	112,912	15,903	141,901
Deferred tax assets	1,072	151
Other non-current assets	5,387	759	4,128
Total non-current assets	180,611	25,439	256,464
Total assets	350,187	49,323	433,107
Current liabilities:
Short Term Loan			5,000
Accounts payable	21,073	2,968	18,169
Deferred revenue and customer deposits	82,799	11,662	88,478
Operating lease liabilities	4,007	564	18,133
Accrued liabilities and other current liabilities	74,682	10,519	75,333
Total current liabilities	241,280	33,983	255,439
Non-current liabilities:
Deferred revenue			3,585
Operating lease liabilities	629	89	6,959
Deferred tax liabilities	3,994	563	4,824
Other non-current liabilities	563	79	4,058
Total non-current liabilities	5,186	731	19,426
Total liabilities	246,466	34,714	274,865
Related Party
Current assets:
Amounts due from related parties			255
VIE
Current assets:
Cash and cash equivalents	82,860	11,671	64,719
Restricted cash	132	19	132
Accounts and notes receivable, net	34,046	4,795	29,369
Prepayments and other current assets	16,457	2,318	21,656
Amounts due from the Company and its subsidiaries	214,042	30,147	236,093
Amounts due from related parties			255
Total current assets	347,537	48,950	352,224
Non-current assets:
Property and equipment, net	1,373	193	12,375
Operating lease right-of-use assets	4,081	575	31,336
Intangible assets, net	17,941	2,527	23,947
Goodwill	37,785	5,322	37,785
Long-term investments	79,031	11,131	103,144
Deferred tax assets	1,072	151
Other non-current assets	332	47	3,609
Total non-current assets	141,615	19,946	212,196
Total assets	489,152	68,896	564,420
Current liabilities:
Short Term Loan	0		5,000
Accounts payable	16,644	2,344	15,325
Deferred revenue and customer deposits	125,767	17,714	132,195
Operating lease liabilities	4,007	564	16,491
Accrued liabilities and other current liabilities	64,967	9,150	73,779
Amounts due to the Company and its subsidiaries	671,001	94,509	406,569
Total current liabilities	882,386	124,281	649,359
Non-current liabilities:
Amounts due to the Company and its subsidiaries.			257,000
Deferred revenue	0		3,585
Operating lease liabilities	629	89	5,546
Deferred tax liabilities	3,994	563	4,824
Other non-current liabilities	563	79	2,076
Total non-current liabilities	5,186	731	273,031
Total liabilities	¥ 887,572	$ 125,012	¥ 922,390